Income Taxes - Components of Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S.	$ (8,503)	$ (26,275)
Foreign	(140)	(140)
Total	$ (8,643)	$ (26,415)